PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

7)	Property and Equipment

Property and equipment consist of the following (in thousands):

	As of December 31,
	2024	2023

Laboratory and manufacturing equipment	$28	$40
Furniture and fixtures	19	19
Leasehold improvements	-	274
Computer equipment and programs	210	274
	257	607
Less accumulated depreciation and amortization	(172)	(114)
Property and equipment, net	$85	$493

During the year ended December 31, 2024, the Company recognized a loss on disposal of assets of approximately $0.5 million in connection with the sublease termination agreement related to the Somerville, Massachusetts lease, which is recorded as part of the gain on lease termination on the accompanying consolidated statement of operations for the year ended December 31, 2024 (See Note 8 for more details on the sublease termination agreement). During the year ended December 31, 2023, the Company recognized a de minimis loss on disposal of fixed assets.

Depreciation expense was approximately $0.1 million for each of the years ended December 31, 2024 and 2023. No depreciation expense is recorded on fixed assets in process until such time as the assets are completed and are placed into service.